UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 10/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

	Shares	Value
Investment Companies—100.2%[1]
Alternative Funds—17.5%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	3,919,502	$11,719,311
Oppenheimer Currency Opportunities Fund, Cl. I2	706,541	9,884,509
Oppenheimer Global Multi Strategies Fund, Cl. I	560,838	14,492,046
Oppenheimer Gold & Special Minerals Fund, Cl. I2	430,285	8,063,532
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,301,422	37,833,342
Oppenheimer Real Estate Fund, Cl. I	612,426	14,875,817

		96,868,557

Domestic Equity Funds—23.1%
Oppenheimer Capital Appreciation Fund, Cl. I	802,356	49,481,282
Oppenheimer Main Street Small- & Mid- Cap Fund, Cl. I	615,382	18,978,396
Oppenheimer Value Fund, Cl. I	2,025,905	59,379,279

		127,838,957

Domestic Fixed Income Funds—41.9%
Oppenheimer Core Bond Fund, Cl. I	20,576,651	139,921,227
Oppenheimer Limited-Term Government Fund, Cl. I	6,976,505	64,114,082
Oppenheimer Master Loan Fund, LLC	1,956,805	27,272,934

		231,308,243

Foreign Equity Funds—5.5%
Oppenheimer Developing Markets Fund, Cl. I	110,983	4,207,350
Oppenheimer International Growth Fund, Cl. I	336,471	12,513,367
Oppenheimer International Small Company Fund, Cl. I	97,225	2,982,873
Oppenheimer International Value Fund, Cl. I2	546,782	10,465,410

		30,169,000

Foreign Fixed Income Fund—11.0%
Oppenheimer International Bond Fund, Cl. I	9,818,154	60,479,830
Money Market Fund—1.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[3]	6,740,805	6,740,805
Total Investments, at Value (Cost $494,009,387)	100.2%	553,405,392
Liabilities in Excess of Other Assets	(0.2)	(1,083,377)

Net Assets	100.0%	$552,322,015

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2013	Gross Additions		Gross Reductions		Shares October 31, 2013
Oppenheimer Capital Appreciation Fund, Cl. I	—	891,087	[a]	88,731		802,356
Oppenheimer Capital Appreciation Fund, Cl. Y	869,717	24,306		894,023	[a]	—
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	—	4,176,600	[a]	257,098		3,919,502

1	Conservative Investor Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	3,866,450	94,486		3,960,936	[a]	—
Oppenheimer Core Bond Fund, Cl. I	—	21,856,018	[a]	1,279,367		20,576,651
Oppenheimer Core Bond Fund, Cl. Y	20,169,133	683,573		20,852,706	[a]	—
Oppenheimer Currency Opportunities Fund, Cl. I	—	754,209	[a]	47,668		706,541
Oppenheimer Currency Opportunities Fund, Cl. Y	702,052	17,984		720,036	[a]	—
Oppenheimer Developing Markets Fund, Cl. I	—	118,080	[a]	7,097		110,983
Oppenheimer Developing Markets Fund, Cl. Y	114,396	2,765		117,161	[a]	—
Oppenheimer Global Multi Strategies Fund, Cl. I	—	597,516	[a]	36,678		560,838
Oppenheimer Global Multi Strategies Fund, Cl. Y	562,792	13,965		576,757	[a]	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	—	463,350	[a]	33,065		430,285
Oppenheimer Gold & Special Minerals Fund, Cl. Y	334,915	10,868		345,783	[a]	—
Oppenheimer Institutional Money Market Fund, Cl. E	6,890,360	392,770		542,325		6,740,805
Oppenheimer International Bond Fund, Cl. I	—	10,437,550	[a]	619,396		9,818,154
Oppenheimer International Bond Fund, Cl. Y	9,420,862	319,820		9,740,682	[a]	—
Oppenheimer International Growth Fund, Cl. I	—	407,645	[a]	71,174		336,471
Oppenheimer International Growth Fund, Cl. Y	398,202	7,498		405,700	[a]	—
Oppenheimer International Small Company Fund, Cl. I	—	111,268	[a]	14,043		97,225
Oppenheimer International Small Company Fund, Cl. Y	108,702	3,038		111,740	[a]	—
Oppenheimer International Value Fund, Cl. I	—	584,047	[a]	37,265		546,782
Oppenheimer International Value Fund, Cl. Y	568,028	12,420		580,448	[a]	—
Oppenheimer Limited-Term Government Fund, Cl. I	—	7,375,816	[a]	399,311		6,976,505
Oppenheimer Limited-Term Government Fund, Cl. Y	7,002,021	254,464		7,256,485	[a]	—
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	—	701,637	[a]	86,255		615,382
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	681,929	15,129		697,058	[a]	—
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,064,139	632,277		394,993		3,301,422
Oppenheimer Master Loan Fund, LLC	2,009,400	106,403		158,999		1,956,805
Oppenheimer Real Estate Fund, Cl. I	—	650,417	[a]	37,991		612,426
Oppenheimer Real Estate Fund, Cl. Y	620,396	15,551		635,947	[a]	—
Oppenheimer Value Fund, Cl. I	—	2,373,069	[a]	347,164		2,025,905
Oppenheimer Value Fund, Cl. Y	2,321,998	57,703		2,379,701	[a]	—

	Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$49,481,282	$—	$681,710
Oppenheimer Capital Appreciation Fund, Cl. Y	—	—	5,508
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	11,719,311	—	(82,845)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	—	—	(7,161)
Oppenheimer Core Bond Fund, Cl. I	139,921,227	2,386,476	(2,893,229)
Oppenheimer Core Bond Fund, Cl. Y	—	1,738,022	(729,724)
Oppenheimer Currency Opportunities Fund, Cl. I	9,884,509	—	(27,794)
Oppenheimer Currency Opportunities Fund, Cl. Y	—	—	(1,733)
Oppenheimer Developing Markets Fund, Cl. I	4,207,350	—	(2,099)
Oppenheimer Developing Markets Fund, Cl. Y	—	—	(200)
Oppenheimer Global Multi Strategies Fund, Cl. I	14,492,046	—	(10,166)
Oppenheimer Global Multi Strategies Fund, Cl. Y	—	—	1,057
Oppenheimer Gold & Special Minerals Fund, Cl. I	8,063,532	—	(885,873)
Oppenheimer Gold & Special Minerals Fund, Cl. Y	—	—	(173,387)
Oppenheimer Institutional Money Market Fund, Cl. E	6,740,805	6,050	—
Oppenheimer International Bond Fund, Cl. I	60,479,830	1,045,587	(263,091)
Oppenheimer International Bond Fund, Cl. Y	—	775,211	(2,356)

2	Conservative Investor Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

Oppenheimer International Growth Fund, Cl. I	12,513,367	—		712,225
Oppenheimer International Growth Fund, Cl. Y	—	—		4,469
Oppenheimer International Small Company Fund, Cl. I	2,982,873	—		69,564
Oppenheimer International Small Company Fund, Cl. Y	—	—		637
Oppenheimer International Value Fund, Cl. I	10,465,410	—		58,865
Oppenheimer International Value Fund, Cl. Y	—	—		2,384
Oppenheimer Limited-Term Government Fund, Cl. I	64,114,082	364,065		(84,222)
Oppenheimer Limited-Term Government Fund, Cl. Y	—	487,859		(17,591)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	18,978,396	—		736,159
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	—	—		20,813
Oppenheimer Master Inflation Protected Securities Fund, LLC	37,833,342	583,080	[b]	(286,901)[b]
Oppenheimer Master Loan Fund, LLC	27,272,934	1,392,494	[c]	129,439 [c]
Oppenheimer Real Estate Fund, Cl. I	14,875,817	212,908		(23,458)
Oppenheimer Real Estate Fund, Cl. Y	—	40,919		3,388
Oppenheimer Value Fund, Cl. I	59,379,279	—		1,859,208
Oppenheimer Value Fund, Cl. Y	—	—		15,147

	$553,405,392	$9,032,671		$(1,191,257)

a.	The Fund elected to invest in Class I Shares of the Underlying Funds as they became available to investors.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.
c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2.	Non-income producing security.
3.	Rate shown is the 7-day yield as of October 31, 2013.

Notes to Statement of Investments

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

3	Conservative Investor Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

4	Conservative Investor Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$488,299,116	$65,106,276	$—	$553,405,392

Total Assets	$488,299,116	$65,106,276	$—	$553,405,392

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$547,862,514

Gross unrealized appreciation	$11,014,425
Gross unrealized depreciation	(5,471,547)

Net unrealized appreciation	$5,542,878

5	Conservative Investor Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—9.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	4,874,518	$14,574,810
Oppenheimer Currency Opportunities Fund, Cl. I2	862,606	12,067,863
Oppenheimer Global Multi Strategies Fund, Cl. I	684,712	17,692,968
Oppenheimer Gold & Special Minerals Fund, Cl. I2	537,925	10,080,714
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,759,136	54,538,336
Oppenheimer Real Estate Fund, Cl. I	860,358	20,898,096

		129,852,787

Domestic Equity Funds—41.9%
Oppenheimer Capital Appreciation Fund, Cl. I	3,830,198	236,208,312
Oppenheimer Main Street Small- & Mid- Cap Fund, Cl. I	2,906,086	89,623,691
Oppenheimer Value Fund, Cl. I	9,544,491	279,749,036

		605,581,039

Domestic Fixed Income Funds—24.2%
Oppenheimer Core Bond Fund, Cl. I	31,093,494	211,435,762
Oppenheimer Limited-Term Government Fund, Cl. I	10,506,485	96,554,596
Oppenheimer Master Loan Fund, LLC	2,996,747	41,767,208

		349,757,566

Foreign Equity Funds—18.0%
Oppenheimer Developing Markets Fund, Cl. I	986,922	37,414,213
Oppenheimer International Growth Fund, Cl. I	2,861,887	106,433,592
Oppenheimer International Small Company Fund, Cl. I	916,985	28,133,097
Oppenheimer International Value Fund, Cl. I2	4,608,171	88,200,389

		260,181,291

Foreign Fixed Income Fund—6.3%
Oppenheimer International Bond Fund, Cl. I	14,800,873	91,173,377

Money Market Fund—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[3]	10,133,368	10,133,368

Total Investments, at Value (Cost $1,150,924,995)	100.1%	1,446,679,428
Liabilities in Excess of Other Assets	(0.1)	(1,748,902)

Net Assets	100.0%	$1,444,930,526

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

1	Moderate Investor Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

	Shares January 31, 2013	Gross Additions		Gross Reductions		Shares October 31, 2013
Oppenheimer Capital Appreciation Fund, Cl. I	—	3,924,455	[a]	94,257		3,830,198
Oppenheimer Capital Appreciation Fund, Cl. Y	3,853,530	71,189		3,924,719	[a]	—
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	—	4,970,246	[a]	95,728		4,874,518
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	4,499,948	68,806		4,568,754	[a]	—
Oppenheimer Core Bond Fund, Cl. I	—	31,671,544	[a]	578,050		31,093,494
Oppenheimer Core Bond Fund, Cl. Y	28,674,201	718,297		29,392,498	[a]	—
Oppenheimer Currency Opportunities Fund, Cl. I	—	880,349	[a]	17,743		862,606
Oppenheimer Currency Opportunities Fund, Cl. Y	819,742	13,149		832,891	[a]	—
Oppenheimer Developing Markets Fund, Cl. I	—	1,006,260	[a]	19,338		986,922
Oppenheimer Developing Markets Fund, Cl. Y	983,443	14,795		998,238	[a]	—
Oppenheimer Global Multi Strategies Fund, Cl. I	—	698,443	[a]	13,731		684,712
Oppenheimer Global Multi Strategies Fund, Cl. Y	656,707	10,282		666,989	[a]	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	—	550,371	[a]	12,446		537,925
Oppenheimer Gold & Special Minerals Fund, Cl. Y	381,746	7,646		389,392	[a]	—
Oppenheimer Institutional Money Market Fund, Cl. E	9,727,111	707,028		300,771		10,133,368
Oppenheimer International Bond Fund, Cl. I	—	15,080,025	[a]	279,152		14,800,873
Oppenheimer International Bond Fund, Cl. Y	13,300,939	334,928		13,635,867	[a]	—
Oppenheimer International Growth Fund, Cl. I	—	3,156,481	[a]	294,594		2,861,887
Oppenheimer International Growth Fund, Cl. Y	3,098,571	40,002		3,138,573	[a]	—
Oppenheimer International Small Company Fund, Cl. I	—	966,216	[a]	49,231		916,985
Oppenheimer International Small Company Fund, Cl. Y	950,650	16,506		967,156	[a]	—
Oppenheimer International Value Fund, Cl. I	—	4,868,609	[a]	260,438		4,608,171
Oppenheimer International Value Fund, Cl. Y	4,769,271	66,710		4,835,981	[a]	—
Oppenheimer Limited-Term Government Fund, Cl. I	—	10,663,306	[a]	156,821		10,506,485
Oppenheimer Limited-Term Government Fund, Cl. Y	9,890,738	253,172		10,143,910	[a]	—
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	—	3,039,981	[a]	133,895		2,906,086
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,973,583	43,740		3,017,323	[a]	—
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,854,304	1,213,531		308,699		4,759,136
Oppenheimer Master Loan Fund, LLC	2,944,494	141,889		89,636		2,996,747
Oppenheimer Real Estate Fund, Cl. I	—	874,444	[a]	14,086		860,358
Oppenheimer Real Estate Fund, Cl. Y	842,840	12,577		855,417	[a]	—
Oppenheimer Value Fund, Cl. I	—	10,306,639	[a]	762,148		9,544,491
Oppenheimer Value Fund, Cl. Y	10,136,394	168,872		10,305,266	[a]	—

	Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$236,208,312	$—	$187,250
Oppenheimer Capital Appreciation Fund, Cl. Y	—	—	37,479
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	14,574,810	—	(27,896)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	—	—	(5,413)
Oppenheimer Core Bond Fund, Cl. I	211,435,762	3,460,093	(1,351,555)
Oppenheimer Core Bond Fund, Cl. Y	—	2,473,992	(686,185)
Oppenheimer Currency Opportunities Fund, Cl. I	12,067,863	—	(10,175)
Oppenheimer Currency Opportunities Fund, Cl. Y	—	—	(1,473)
Oppenheimer Developing Markets Fund, Cl. I	37,414,213	—	(13,723)
Oppenheimer Developing Markets Fund, Cl. Y	—	—	(5,196)
Oppenheimer Global Multi Strategies Fund, Cl. I	17,692,968	—	(4,233)
Oppenheimer Global Multi Strategies Fund, Cl. Y	—	—	780

2	Moderate Investor Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

Oppenheimer Gold & Special Minerals Fund, Cl. I	10,080,714	—		(334,918)
Oppenheimer Gold & Special Minerals Fund, Cl. Y	—	—		(128,552)
Oppenheimer Institutional Money Market Fund, Cl. E	10,133,368	8,641		—
Oppenheimer International Bond Fund, Cl. I	91,173,377	1,503,947		(106,763)
Oppenheimer International Bond Fund, Cl. Y	—	1,095,735		(4,882)
Oppenheimer International Growth Fund, Cl. I	106,433,592	—		2,942,343
Oppenheimer International Growth Fund, Cl. Y	—	—		41,343
Oppenheimer International Small Company Fund, Cl. I	28,133,097	—		217,305
Oppenheimer International Small Company Fund, Cl. Y	—	—		6,463
Oppenheimer International Value Fund, Cl. I	88,200,389	—		507,098
Oppenheimer International Value Fund, Cl. Y	—	—		13,509
Oppenheimer Limited-Term Government Fund, Cl. I	96,554,596	528,552		(41,006)
Oppenheimer Limited-Term Government Fund, Cl. Y	—	689,155		(23,751)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	89,623,691	—		419,949
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	—	—		11,769
Oppenheimer Master Inflation Protected Securities Fund, LLC	54,538,336	746,089	[b]	54,206 [b]
Oppenheimer Master Loan Fund, LLC	41,767,208	2,057,168	[c]	139,414 [c]
Oppenheimer Real Estate Fund, Cl. I	20,898,096	291,405		(9,982)
Oppenheimer Real Estate Fund, Cl. Y	—	55,837		4,698
Oppenheimer Value Fund, Cl. I	279,749,036	—		2,814,917
Oppenheimer Value Fund, Cl. Y	—	—		58,238

	$1,446,679,428	$12,910,614		$4,701,058

a.	The Fund elected to invest in Class I Shares of the Underlying Funds as they became available to investors.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.
c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2.	Non-income producing security.
3.	Rate shown is the 7-day yield as of October 31, 2013.

Notes to Statement of Investments

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940

3	Moderate Investor Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

4	Moderate Investor Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,350,373,884	$96,305,544	$—	$1,446,679,428

Total Assets	$1,350,373,884	$96,305,544	$—	$1,446,679,428

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,220,593,154

Gross unrealized appreciation	$234,172,262
Gross unrealized depreciation	(8,085,988)

Net unrealized appreciation	$226,086,274

5	Moderate Investor Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

	Shares	Value
Investment Companies—100.0%[1]

Alternative Funds—4.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	3,847,967	$11,505,421
Oppenheimer Currency Opportunities Fund, Cl. I2	449,661	6,290,755
Oppenheimer Global Multi Strategies Fund, Cl. I	454,159	11,735,478
Oppenheimer Gold & Special Minerals Fund, Cl. I2	278,402	5,217,262
Oppenheimer Master Event-Linked Bond Fund, LLC	1,903,870	25,950,330
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,413,481	39,117,504
Oppenheimer Real Estate Fund, Cl. I	511,529	12,425,048

		112,241,798

Domestic Equity Funds—48.1%
Oppenheimer Capital Appreciation Fund, Cl. I	7,259,103	447,668,890
Oppenheimer Main Street Small- & Mid- Cap Fund, Cl. I	5,684,784	175,318,729
Oppenheimer Value Fund, Cl. I	17,796,305	521,609,694

		1,144,597,313

Domestic Fixed Income Funds—10.6%
Oppenheimer Core Bond Fund, Cl. I	22,808,202	155,095,773
Oppenheimer Limited-Term Government Fund, Cl. I	7,406,097	68,062,029
Oppenheimer Master Loan Fund, LLC	2,032,564	28,328,820

		251,486,622

Foreign Equity Funds—32.5%
Oppenheimer Developing Markets Fund, Cl. I	2,912,850	110,426,125
Oppenheimer International Growth Fund, Cl. I	8,287,143	308,198,830
Oppenheimer International Small Company Fund, Cl. I	2,944,277	90,330,411
Oppenheimer International Value Fund, Cl. I2	13,785,365	263,851,885

		772,807,251

Foreign Fixed Income Fund—3.4%
Oppenheimer International Bond Fund, Cl. I	13,110,265	80,759,233

Money Market Fund—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[3]	15,662,959	15,662,959

Total Investments, at Value (Cost $1,661,576,178)	100.0%	2,377,555,176
Liabilities in Excess of Other Assets	(0.0)	(26,356)

Net Assets	100.0%	$2,377,528,820

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

1	Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

	Shares January 31, 2013	Gross Additions		Gross Reductions		Shares October 31, 2013
Oppenheimer Capital Appreciation Fund, Cl. I	—	7,467,048	[a]	207,945		7,259,103
Oppenheimer Capital Appreciation Fund, Cl. Y	7,450,084	250,379		7,700,463	[a]	—
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	—	3,983,352	[a]	135,385		3,847,967
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	3,738,891	193,302		3,932,193	[a]	—
Oppenheimer Core Bond Fund, Cl. I	—	24,492,718	[a]	1,684,516		22,808,202
Oppenheimer Core Bond Fund, Cl. Y	24,190,664	488,739		24,679,403	[a]	—
Oppenheimer Currency Opportunities Fund, Cl. I	—	466,084	[a]	16,423		449,661
Oppenheimer Currency Opportunities Fund, Cl. Y	476,056	1,058		477,114	[a]	—
Oppenheimer Developing Markets Fund, Cl. I	—	3,111,541	[a]	198,691		2,912,850
Oppenheimer Developing Markets Fund, Cl. Y	3,339,277	92,001		3,431,278	[a]	—
Oppenheimer Global Multi Strategies Fund, Cl. I	—	470,421	[a]	16,262		454,159
Oppenheimer Global Multi Strategies Fund, Cl. Y	473,899	6,394		480,293	[a]	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	—	290,980	[a]	12,578		278,402
Oppenheimer Gold & Special Minerals Fund, Cl. Y	352,799	22,848		375,647	[a]	—
Oppenheimer Institutional Money Market Fund, Cl. E	18,021,906	53,206,266		55,565,213		15,662,959
Oppenheimer International Bond Fund, Cl. I	—	13,539,658	[a]	429,393		13,110,265
Oppenheimer International Bond Fund, Cl. Y	13,347,143	467,279		13,814,422	[a]	—
Oppenheimer International Growth Fund, Cl. I	—	8,848,148	[a]	561,005		8,287,143
Oppenheimer International Growth Fund, Cl. Y	8,705,717	210,057		8,915,774	[a]	—
Oppenheimer International Small Company Fund, Cl. I	—	3,060,633	[a]	116,356		2,944,277
Oppenheimer International Small Company Fund, Cl. Y	3,156,506	24,130		3,180,636	[a]	—
Oppenheimer International Value Fund, Cl. I	—	14,291,826	[a]	506,461		13,785,365
Oppenheimer International Value Fund, Cl. Y	13,613,221	569,663		14,182,884	[a]	—
Oppenheimer Limited-Term Government Fund, Cl. I	—	7,590,852	[a]	184,755		7,406,097
Oppenheimer Limited-Term Government Fund, Cl. Y	7,257,341	64,242		7,321,583	[a]	—
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	—	5,923,707	[a]	238,923		5,684,784
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	5,920,571	138,052		6,058,623	[a]	—
Oppenheimer Master Event-Linked Bond Fund, LLC	1,893,304	223,972		213,406		1,903,870
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,774,316	1,021,069		381,904		3,413,481
Oppenheimer Master Loan Fund, LLC	2,144,879	10,966		123,281		2,032,564
Oppenheimer Real Estate Fund, Cl. I	—	599,831	[a]	88,302		511,529
Oppenheimer Real Estate Fund, Cl. Y	581,971	6,771		588,742	[a]	—
Oppenheimer Value Fund, Cl. I	—	18,950,252	[a]	1,153,947		17,796,305
Oppenheimer Value Fund, Cl. Y	19,269,244	270,647		19,539,891	[a]	—

	Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$447,668,890	$—	$827,697
Oppenheimer Capital Appreciation Fund, Cl. Y	—	—	603,475
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	11,505,421	—	(18,977)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	—	—	6,106
Oppenheimer Core Bond Fund, Cl. I	155,095,773	2,628,056	(1,020,402)
Oppenheimer Core Bond Fund, Cl. Y	—	2,032,150	(534,859)
Oppenheimer Currency Opportunities Fund, Cl. I	6,290,755	—	(9,418)
Oppenheimer Currency Opportunities Fund, Cl. Y	—	—	(1,878)
Oppenheimer Developing Markets Fund, Cl. I	110,426,125	—	(99,201)
Oppenheimer Developing Markets Fund, Cl. Y	—	—	89,696

2	Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

	Value	Income		Realized Gain (Loss)
Oppenheimer Global Multi Strategies Fund, Cl. I	11,735,478	—		(4,565)
Oppenheimer Global Multi Strategies Fund, Cl. Y	—	—		4,664
Oppenheimer Gold & Special Minerals Fund, Cl. I	5,217,262	—		(311,877)
Oppenheimer Gold & Special Minerals Fund, Cl. Y	—	—		(1,134,045)
Oppenheimer Institutional Money Market Fund, Cl. E	15,662,959	12,202		—
Oppenheimer International Bond Fund, Cl. I	80,759,233	1,367,152		(148,359)
Oppenheimer International Bond Fund, Cl. Y	—	1,057,435		157,441
Oppenheimer International Growth Fund, Cl. I	308,198,830	—		5,399,040
Oppenheimer International Growth Fund, Cl. Y	—	—		1,354,567
Oppenheimer International Small Company Fund, Cl. I	90,330,411	—		525,881
Oppenheimer International Small Company Fund, Cl. Y	—	—		222,147
Oppenheimer International Value Fund, Cl. I	263,851,885	—		814,378
Oppenheimer International Value Fund, Cl. Y	—	—		302,485
Oppenheimer Limited-Term Government Fund, Cl. I	68,062,029	379,942		(39,149)
Oppenheimer Limited-Term Government Fund, Cl. Y	—	497,786		(25,268)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	175,318,729	—		1,292,044
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	—	—		418,014
Oppenheimer Master Event-Linked Bond Fund, LLC	25,950,330	1,527,571	[b]	95,484 [b]
Oppenheimer Master Inflation Protected Securities Fund, LLC	39,117,504	547,231	[c]	256,762 [c]
Oppenheimer Master Loan Fund, LLC	28,328,820	1,484,499	[d]	405,424 [d]
Oppenheimer Real Estate Fund, Cl. I	12,425,048	186,113		580,331
Oppenheimer Real Estate Fund, Cl. Y	—	38,444		189,351
Oppenheimer Value Fund, Cl. I	521,609,694	—		4,287,053
Oppenheimer Value Fund, Cl. Y	—	—		1,014,013

	$2,377,555,176	$11,758,581		$15,498,055

a.	The Fund elected to invest in Class I Shares of the Underlying Funds as they became available to investors.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.
c.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.
d.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
2.	Non-income producing security.
3.	Rate shown is the 7-day yield as of October 31, 2013.

Notes to Statement of Investments

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

3	Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC, Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities) are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

4	Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii)as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

5	Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$2,284,158,522	$93,396,654	$—	$2,377,555,176

Total Assets	$2,284,158,522	$93,396,654	$—	$2,377,555,176

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,764,392,892

Gross unrealized appreciation	$618,896,570
Gross unrealized depreciation	(5,734,286)

Net unrealized appreciation	$613,162,284

6	Active Allocation Fund

STATEMENT OF INVESTMENTS October 31, 2013 / Unaudited

	Shares	Value
Investment Companies—100.0%[1]

Domestic Equity Funds—45.3%
Oppenheimer Capital Appreciation Fund, Cl. I	2,264,798	$139,670,092
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	1,777,740	54,825,495
Oppenheimer Value Fund, Cl. I	5,617,510	164,649,225

		359,144,812

Foreign Equity Funds—54.7%
Oppenheimer Developing Markets Fund, Cl. I	1,627,648	61,704,124
Oppenheimer International Growth Fund, Cl. I	4,664,560	173,474,977
Oppenheimer International Small Company Fund, Cl. I	1,547,655	47,482,043
Oppenheimer International Value Fund, Cl. I2	7,879,714	150,817,720

		433,478,864

Total Investments, at Value (Cost $523,764,422)	100.0%	792,623,676
Liabilities in Excess of Other Assets	(0.0)	(73,383)

Net Assets	100.0%	$792,550,293

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2013	Gross Additions		Gross Reductions		Shares October 31, 2013
Oppenheimer Capital Appreciation Fund, Cl. I	—	2,320,355	[a]	55,557		2,264,798
Oppenheimer Capital Appreciation Fund, Cl. Y	2,293,019	42,443		2,335,462	[a]	—
Oppenheimer Developing Markets Fund, Cl. I	—	1,684,179	[a]	56,531		1,627,648
Oppenheimer Developing Markets Fund, Cl. Y	1,650,477	22,947		1,673,424	[a]	—
Oppenheimer International Growth Fund, Cl. I	—	4,807,780	[a]	143,220		4,664,560
Oppenheimer International Growth Fund, Cl. Y	4,724,026	61,950		4,785,976	[a]	—
Oppenheimer International Small Company Fund, Cl. I	—	1,582,674	[a]	35,019		1,547,655
Oppenheimer International Small Company Fund, Cl. Y	1,565,929	28,424		1,594,353	[a]	—
Oppenheimer International Value Fund, Cl. I	—	8,117,491	[a]	237,777		7,879,714

1     OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares January 31, 2013	Gross Additions		Gross Reductions		Shares October 31, 2013
Oppenheimer International Value Fund, Cl. Y	7,974,070	103,051		8,077,121	[a]	—
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	—	1,830,391	[a]	52,651		1,777,740
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	1,797,170	23,350		1,820,520	[a]	—
Oppenheimer Value Fund, Cl. I	—	5,745,719	[a]	128,209		5,617,510
Oppenheimer Value Fund, Cl. Y	5,680,068	100,416		5,780,484	[a]	—

	Value	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$139,670,092	$169,798
Oppenheimer Capital Appreciation Fund, Cl. Y	—	139,531
Oppenheimer Developing Markets Fund, Cl. I	61,704,124	(31,694)
Oppenheimer Developing Markets Fund, Cl. Y	—	(10,531)
Oppenheimer International Growth Fund, Cl. I	173,474,977	560,667
Oppenheimer International Growth Fund, Cl. Y	—	205,048
Oppenheimer International Small Company Fund, Cl. I	47,482,043	63,205
Oppenheimer International Small Company Fund, Cl. Y	—	25,908
Oppenheimer International Value Fund, Cl. I	150,817,720	195,728
Oppenheimer International Value Fund, Cl. Y	—	31,534
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I	54,825,495	155,932
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	—	48,841
Oppenheimer Value Fund, Cl. I	164,649,225	251,426
Oppenheimer Value Fund, Cl. Y	—	149,743

	$792,623,676	$1,955,136

a.	The Fund elected to invest in Class I Shares of the Underlying Funds as they became available to investors.
2.	Non-income producing security.

2    OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information

3    OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

4    OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$792,623,676	$—	$—	$792,623,676

Total Assets	$792,623,676	$—	$—	$792,623,676

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$543,340,885

Gross unrealized appreciation	$249,282,791
Gross unrealized depreciation	—

Net unrealized appreciation	$249,282,791

5    OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013